SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.                                      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIE and the VIE’s subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits or liquid investments that are placed with banks and other financial institutions and are unrestricted as to withdrawal or use, or have remaining maturities of three months or less.

Short-term investments

Short-term investments consist of term deposits and held-to-maturity securities. Term deposits consist of deposits placed with financial institutions with original maturity terms of greater than three months but less than one year. Investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the security to maturity, and are recorded at amortized cost.

The Group reviews its short-term investments for other-than-temporary impairment based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its short-term investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, the Group’s intent and ability to hold the investment, and the financial condition and near term prospects of the issuers.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial instruments

Financial instruments include cash and cash equivalents, short-term investments, and amounts due from and due to related parties. The carrying values of cash and cash equivalents, short-term investments, and amounts due from and to related parties approximate their fair values due to their short-term maturities.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenues and expenses in the financial statements and the accompanying notes. Significant accounting estimates reflected in the Group’s financial statements include revenue recognition, valuation allowance for deferred tax assets, share-based compensation, and fair value of ordinary shares. Actual results could differ from those estimates.

Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and amortization.  Depreciation and amortization is calculated on a straight-line basis over the following estimated useful lives:

Building	20~40 years
Furniture, fixtures and equipment	3 years
Motor vehicles	5 years
Leasehold improvements	Shorter of useful life of the assets or the lease term

Goodwill

Goodwill is not amortized but is evaluated at least annually for impairment following a two-step process. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit.  The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Revenue recognition

Revenues are recognized when earned and are reported net of business taxes.

The primary sources of the Group’s revenues are as follows:

(a)                                 Registration fees

The Group charges each new student a non-refundable registration fee ranging from $47.67 (RMB300) to $79.44 (RMB500) for diagnosis and designing a personalized tutoring plan for the student. The nonrefundable registration fee is amortized over the estimated average customer relationship life. The average customer relationship life is estimated based on the Group’s historical data and the estimate is subject to annual assessment or when an event or other changes indicate the estimate is no longer reasonable.

(b)                                 Tuition fees for private personalized tutoring services

Tuition revenues are collected in advance and are initially recorded as deferred revenue.  Tuition revenues are recognized proportionately as the tutoring sessions are delivered.  Deferred revenue relating to unused prepaid tutoring hours of expired contracts are recognized as revenues in the twenty-sixth month after the contract expiration date if no refund has been claimed by then. The refund period of twenty-six months was determined according to the applicable PRC laws and regulations. After such period, refund claims are not supported by the applicable PRC laws and regulations.

The Group’s PRC subsidiary, VIE and VIE’s subsidiaries are subject to business tax including business tax and other related surcharges at a rate of 3.3% or 5.5% of total revenues generated from its private personalized tutoring service. Business tax is reported as a deduction to revenues when incurred. Business tax amounted to $4,431, $8,429 and $11,723 for the years ended December 31, 2009, 2010 and 2011, respectively.

Advertising costs

Advertising costs are expensed as incurred. The Group incurred advertising costs totaling $8,263, $10,971 and $21,471 for the years ended December 31, 2009, 2010 and 2011, respectively, which were recorded as a component of selling and marketing expenses in the accompanying consolidated statements of operations.

Capitalization of software developed for internal use

The Group has capitalized certain costs of software developed for internal use in accordance with the accounting guidance under US GAAP in amounts of $nil, $167 and $674 for the years ended December 31, 2009, 2010 and 2011, respectively and are included in property and equipment.  These costs mainly include payroll and payroll-related costs for employees who are directly associated with and who devote time to the internal-used software projects during the application development stage, commencing from the completion of preliminary project stage. The Group starts to amortize the capitalized development costs when the related computer software is completed and put into its intended use. The estimated useful life of software development costs is determined to be three years. The amortization expense for capitalized software amounted to $nil, $nil and $85 for the years ended December 31, 2009, 2010 and 2011, respectively.

Lease accounting

The Group evaluates each lease for classification as either a capital lease or an operating lease. If substantially all of the benefits and risks of ownership have been transferred to the lessee, the Group records the lease as a capital lease at its inception. The Group performs this evaluation at the inception of the lease and when a modification is made to a lease. If an operating lease agreement calls for a scheduled rent increase during the lease term, the Group recognizes the lease expense on a straight-line basis over the lease term. The term of the Group’s leases typically ranges from one to five years and some of them are subject to renewal at fair market value.

Government Subsidies

The Company receives government subsidies from the local government authorities for encouraging local area development and technology development. Government subsidy income is recognized upon receipt as there were no specific expenses required to be incurred by the Company to obtain the subsidiaries.

Foreign currency translation

The functional and reporting currency of the Company and Xueda HK is US dollar. The functional currency of the Company’s subsidiary, VIE and VIE’s subsidiaries in the PRC is Renminbi (“RMB”).

Assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of shareholders’ equity and comprehensive income.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations.

Share-based compensation

Share-based compensation with employees is measured based on the grant date fair value of the equity instrument. The Company recognizes the compensation costs net of a forfeiture rate on a straight-line basis over the requisite service period of the award, which is generally the vesting period of the award, with the amount of compensation expenses recognized in any period not less than the portion of the grant date fair value of the options vested during that period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment in the period of change.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority.  An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive income (loss)

Comprehensive income (loss) includes net income and foreign currency translation adjustments.  Comprehensive income (loss) is reported as a component of the consolidated statements of shareholders’ equity and comprehensive income.

Net income (loss) per share

The Group has determined that its convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis.  Accordingly, the Group used the two-class method of computing net income (loss) per share, for ordinary and preferred shares according to participation rights in undistributed earnings. Under this method, net income applicable to holders of ordinary shares was allocated on a pro rata basis to the holders of ordinary and preferred shares to the extent that each class may share income for the period; whereas undistributed net loss was allocated to ordinary shares because preferred shares were not contractually obligated to share the loss.

Diluted net income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The dilutive effect of stock options is computed using treasury stock method. The dilutive effect of convertible redeemable preferred shares is computed using as-if converted method.

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group included aggregate amounts of $145,337 and $216,342, which were denominated in RMB, at December 31, 2010 and 2011, respectively, representing 68.8% and 99.4% of the cash and cash equivalents balances as of December 31, 2010 and 2011, respectively. The Group’s short-term investments of $21,212 and $7,944 as of December 31, 2010 and 2011, respectively, were also denominated in RMB.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents and short-term investments. The Group’s cash and cash equivalents and short-term investments denominated in RMB, which represent substantially all of the Group’s cash and cash equivalents and short-term investments, are held by financial institutions located within the PRC.  Financial institutions in the PRC do not have insurance similar to that provided by the Federal Deposit Insurance Corporation in the United States of America.